Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption	[1]		217,724
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	[1]	150,000,000	150,000,000
Ordinary Shares, shares issued	[1]	126,276,372	105,055,344
Ordinary Shares, shares outstanding	[1]	121,947,978	105,055,344

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.